Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Telesat Canada [Member]
Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding [Line Items]
Telesat Canada RSUs with time and performance criteria at beginning
Telesat Canada RSUs with time and performance criteria granted		300,000
Telesat Canada RSUs with time criteria Exchange upon close of Transaction		300,000
Telesat Canada RSUs with time and performance criteria Exchange upon close of Transaction		(300,000)
Telesat Canada RSUs with time and performance criteria at ending
Historic Plan [Member]
Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding [Line Items]
RSUs with time criteria at beginning	1,363,501
RSUS with time and performance criteria at beginning	124,080
RSUs with time criteria Settled	(390,163)
RSUS with time and performance criteria Settled
RSUs with time criteria Exchange upon close of Transaction		1,363,501
RSUS with time and performance criteria Exchange upon close of Transaction		124,080
RSUs with time criteria at ending	973,338	1,363,501
RSUS with time and performance criteria at ending	124,080	124,080
Omnibus Plan [Member]
Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding [Line Items]
RSUs with time criteria at beginning
DSUs at beginning
RSUs with time criteria Settled	(20,983)
PSUs with time and performance criteria Settled
DSUs Settled
RSUs with time criteria forfeited	(10,310)
PSUs with time and performance criteria forfeited
DSUs forfeited
RSUs with time criteria granted	382,364
PSUs with time and performance criteria granted	140,583
DSUs granted	46,576
RSUs with time criteria Exchange upon close of Transaction
PSUs with time and performance criteria Exchange upon close of Transaction
DSUs Exchange upon close of Transaction
RSUs with time criteria at ending	351,071
PSUs with time and performance criteria at ending	140,583
DSUs at ending	46,576
RSU [Member] | Telesat Canada [Member]
Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding [Line Items]
Telesat Canada RSUs with time criteria at beginning		66,667
Telesat Canada RSUs with time criteria granted		3,230,000
Telesat Canada RSUs with time criteria Exchange upon close of Transaction		(3,296,667)
Telesat Canada RSUs with time and performance criteria Exchange upon close of Transaction		3,296,667
Telesat Canada RSUs with time criteria at ending